Nature of Business and Significant Accounting Policies (Details Narrative)			3 Months Ended	6 Months Ended	9 Months Ended
	Feb. 21, 2019 USD ($) $ / shares shares	Nov. 22, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Number	Dec. 31, 2018 USD ($)
Proceeds from issuance convertible note | $				$ 500,000
Number of operating segments | Number				1
FDIC insured amount | $				$ 250,000
OWP Ventures, Inc. [Member]
Proceeds from issuance convertible note | $					$ 300,000
Number of shares cancelled | shares		875,000
FDIC insured amount | $					$ 250,000
Merger Agreement [Member]
Options to purchase common stock | shares	825,000
Common stock exercise price | $ / shares	$ 0.50
Merger Agreement [Member] | OWP Ventures, Inc. [Member]
Number of stock issued | shares	39,475,398
Options to purchase common stock | shares	825,000
Common stock exercise price | $ / shares	$ 0.50
Proceeds from issuance convertible note | $	$ 300,000
Conversion price | $ / shares	$ 0.424
Number of shares cancelled | shares	875,000
Nature of business, description				As a result of the Merger (a) holders of the outstanding capital stock of OWP Ventures received an aggregate of 39,475,398 shares of our common stock; (b) options to purchase 825,000 shares of common stock of OWP Ventures at an exercise price of $0.50 automatically converted into options to purchase 825,000 shares of our common stock at an exercise price of $0.50; (c) the outstanding principal and interest under a $300,000 convertible note issued by OWP Ventures became convertible, at the option of the holder, into shares of our common stock at a conversion price equal to the lesser of $0.424 per share or 80% of the price we sell our common stock in a future "Qualified Offering"; (d) 875,000 shares of our common stock owned by OWP Ventures prior to the Merger were cancelled; and (e) OWP Ventures' chief operating officer became our chief operating officer and two of OWP Ventures' directors became members of our board of directors.